MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES
A summary of the movements in our marketable securities for the six months ended June 30, 2020 and the year ended December 31, 2019 is presented in the table below:

(in thousands of $)	2020	2019
Balance at beginning of period	3,642	836
Unrealized gain (loss) on marketable securities	(4,542)	1,737
Repurchase of securities pledged to creditors	7,324	8,392
Marketable securities pledged to creditors	(4,890)	(7,323)
Balance at end of period	1,534	3,642

Avance Gas
In the six months ended June 30, 2020, the Company recognized an unrealized loss of $1.7 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd ("Avance Gas").

SFL

In the six months ended June 30, 2020, the Company recognized an unrealized loss of $0.4 million in relation to the 0.1 million shares held in SFL.

Golden Ocean

In December 2019, the Company sold 1,260,358 shares in Golden Ocean Group Ltd. ("Golden Ocean") for proceeds of $7.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in March 2020 for $7.2 million.

In March 2020, the Company repurchased these shares and subsequently sold them for proceeds of $3.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in June 2020 for $3.7 million and as such made a net cash settlement of $3.5 million after adjustment for foreign exchange differences. This was treated as a settlement of debt.

In June 2020, the Company repurchased these shares and subsequently sold them for proceeds of $5.3 million. At the same time the Company entered into a new forward contract to repurchase the 1.3 million shares in September 2020 for $5.3 million and as such received a net cash settlement of $1.6 million after adjustment for foreign exchange differences. This was treated as a drawdown of debt. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities and a liability recorded within short-term debt for $5.2 million. These transactions have been reported on a net basis in the Condensed Consolidated Statement of Cash Flows.

As of June 30, 2020, the Company held 1,270,657 shares in Golden Ocean, of which 1,260,358 was held as marketable securities pledged to creditors.
In the six months ended June 30, 2020, the Company recognized an unrealized loss of $2.4 million in relation to the 1.3 million shares held in Golden Ocean.